Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Prior to Recapitalization [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Prior to Recapitalization [Member] Common Stock [Member] Common Class A [Member]	Prior to Recapitalization [Member] Common Stock [Member] Common Class B [Member]	Prior to Recapitalization [Member] Additional Paid-in Capital [Member]	Prior to Recapitalization [Member] Retained Earnings [Member]	Prior to Recapitalization [Member] Parent [Member]	Prior to Recapitalization [Member] Members Equity [Member]	Prior to Recapitalization [Member] Noncontrolling Interest [Member]	Prior to Recapitalization [Member]	After Recapitalization [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	After Recapitalization [Member] Common Stock [Member] Common Class A [Member]	After Recapitalization [Member] Common Stock [Member] Common Class B [Member]	After Recapitalization [Member] Additional Paid-in Capital [Member]	After Recapitalization [Member] Retained Earnings [Member]	After Recapitalization [Member] Parent [Member]	After Recapitalization [Member] Members Equity [Member]	After Recapitalization [Member] Noncontrolling Interest [Member]	After Recapitalization [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Members Equity [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020																			0	0	0
Balance at Dec. 31, 2020																			$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ (6,509)	$ 0	$ (6,509)
Net loss																			0	0	0		0	0	0	(2,046)	0	(2,046)
Gain on extinguishment of related party loan, net of repurchase of membership interests																			0	0	0		0	0	0	5,621	0	5,621
Conversion of SH I loan to equity																			0	0	0		0	0	0	1,250	0	1,250
Issuance of Sky Series A Preferred Units, net of equity issuance costs																			$ 0	$ 0	$ 0		0	0	0	29,683	0	29,683
Balance (in shares) at Mar. 31, 2021																			0	0	0
Balance at Mar. 31, 2021																			$ 0	$ 0	$ 0		0	0	0	27,999	0	27,999
Balance (in shares) at Dec. 31, 2020																			0	0	0
Balance at Dec. 31, 2020																			$ 0	$ 0	$ 0		0	0	0	(6,509)	0	(6,509)
Balance (in shares) at Dec. 31, 2021																			0	0	0
Balance at Dec. 31, 2021																			$ 54,029	$ 0	$ 0		0	0	0	16,931	0	16,931
Incentive compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 23	$ 0	$ 23	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 63	$ 63
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1,247)	$ 0	$ (1,247)	$ 0	$ 0	$ 0	$ 0	$ (15,763)	$ (15,763)	$ 0	$ (2,504)	$ (18,267)										(15,763)
Yellowstone Transaction and recapitalization, See Note 3 (in shares)																			0	14,937,581	42,192,250
Yellowstone Transaction and recapitalization, See Note 3																			$ (54,029)	$ 1	$ 4		28,681	0	28,686	(15,707)	81,024	94,003
Balance (in shares) at Mar. 31, 2022																			0	14,937,581	42,192,250	57,129,831
Balance at Mar. 31, 2022																			$ 0	$ 1	$ 4		$ 28,681	$ (15,763)	$ 12,923	$ 0	$ 78,583	$ 91,506